Quarterly Holdings Report
for
Fidelity® Enhanced Emerging Markets ETF
March 31, 2025
EEM-NPRT3-0525
1.9916460.100
Common Stocks - 98.7%
	Shares	Value ($)
BRAZIL - 5.0%
Consumer Staples - 0.3%
Food Products - 0.3%
BRF SA ADR	10,089	34,706
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Petroleo Brasileiro SA	18,500	120,471
Financials - 1.6%
Banks - 0.8%
Itau Unibanco Holding SA	8,800	48,438
NU Holdings Ltd/Cayman Islands Class A (b)	2,698	27,627
		76,065
Insurance - 0.8%
BB Seguridade Participacoes SA	11,200	79,097
TOTAL FINANCIALS		155,162

Industrials - 1.1%
Aerospace & Defense - 0.9%
Embraer SA ADR (b)	1,875	86,625
Electrical Equipment - 0.2%
WEG SA	3,500	27,772
TOTAL INDUSTRIALS		114,397

Materials - 0.4%
Containers & Packaging - 0.4%
Klabin SA unit	12,600	41,202
Utilities - 0.4%
Water Utilities - 0.4%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	2,000	35,749
TOTAL BRAZIL		501,687
CHILE - 1.0%
Consumer Discretionary - 0.9%
Broadline Retail - 0.3%
Falabella SA	6,949	28,980
Specialty Retail - 0.6%
Empresas Copec SA	8,000	55,185
TOTAL CONSUMER DISCRETIONARY		84,165

Industrials - 0.1%
Passenger Airlines - 0.1%
Latam Airlines Group SA	926,374	14,517
TOTAL CHILE		98,682
CHINA - 32.7%
Communication Services - 8.1%
Entertainment - 1.9%
Kingsoft Corp Ltd	13,200	63,867
Netease Inc	5,700	115,737
Tencent Music Entertainment Group Class A ADR	716	10,318
		189,922
Interactive Media & Services - 5.6%
Kuaishou Technology B Shares (b)(c)(d)	2,400	16,763
Tencent Holdings Ltd	8,600	549,281
		566,044
Wireless Telecommunication Services - 0.6%
China United Network Communications Ltd A Shares (China)	75,400	57,766
TOTAL COMMUNICATION SERVICES		813,732

Consumer Discretionary - 12.5%
Automobile Components - 0.2%
Ningbo Tuopu Group Co Ltd A Shares (China)	3,700	29,453
Automobiles - 3.0%
BYD Co Ltd H Shares	3,000	151,437
Geely Automobile Holdings Ltd	37,000	79,122
Great Wall Motor Co Ltd A Shares (China)	2,400	8,631
Seres Group Co Ltd A Shares (China)	3,400	58,980
		298,170
Broadline Retail - 4.9%
Alibaba Group Holding Ltd	19,500	320,764
JD.com Inc A Shares	4,950	102,289
PDD Holdings Inc Class A ADR (b)	289	34,203
Vipshop Holdings Ltd Class A ADR	1,904	29,855
		487,111
Hotels, Restaurants & Leisure - 2.9%
Meituan B Shares (b)(c)(d)	9,400	188,207
Trip.com Group Ltd	1,550	98,440
		286,647
Household Durables - 0.4%
Hisense Home Appliances Group Co Ltd A Shares (China)	4,500	18,422
Hisense Home Appliances Group Co Ltd H Shares	6,000	20,125
		38,547
Specialty Retail - 1.1%
Pop Mart International Group Ltd (c)(d)	5,400	108,604
TOTAL CONSUMER DISCRETIONARY		1,248,532

Energy - 0.9%
Energy Equipment & Services - 0.2%
CNOOC Energy Technology & Services Ltd A Shares (China)	44,100	24,428
Oil, Gas & Consumable Fuels - 0.7%
PetroChina Co Ltd H Shares	83,600	67,577
TOTAL ENERGY		92,005

Financials - 2.6%
Banks - 0.5%
China Construction Bank Corp H Shares	39,000	34,482
Huaxia Bank Co Ltd A Shares (China)	17,500	18,881
		53,363
Capital Markets - 0.2%
China Galaxy Securities Co Ltd H Shares	14,000	13,926
Huatai Securities Co Ltd H Shares (c)(d)	6,600	10,585
		24,511
Consumer Finance - 0.8%
Qifu Technology Inc Class A ADR	1,792	80,479
Insurance - 1.1%
China Life Insurance Co Ltd H Shares	7,000	13,493
China Taiping Insurance Holdings Co Ltd	13,000	19,747
People's Insurance Co Group of China Ltd/The A Shares (China)	16,900	15,882
People's Insurance Co Group of China Ltd/The H Shares	107,000	55,278
		104,400
TOTAL FINANCIALS		262,753

Health Care - 1.5%
Biotechnology - 0.9%
Beigene Ltd H Shares (b)	4,400	93,977
Pharmaceuticals - 0.6%
China Resources Pharmaceutical Group Ltd (c)(d)	91,000	59,174
TOTAL HEALTH CARE		153,151

Industrials - 3.2%
Air Freight & Logistics - 0.7%
JD Logistics Inc (b)(c)(d)	42,500	68,599
Electrical Equipment - 1.1%
Contemporary Amperex Technology Co Ltd A Shares (China)	1,500	52,280
Shanghai Electric Group Co Ltd A Shares (China) (b)	57,400	60,429
		112,709
Machinery - 0.9%
CRRC Corp Ltd A Shares (China)	65,700	63,915
Yutong Bus Co Ltd A Shares (China)	6,400	23,378
		87,293
Marine Transportation - 0.1%
COSCO SHIPPING Holdings Co Ltd H Shares	7,000	11,011
Passenger Airlines - 0.4%
China Southern Airlines Co Ltd A Shares (China) (b)	54,000	42,264
TOTAL INDUSTRIALS		321,876

Information Technology - 2.3%
Communications Equipment - 0.0%
ZTE Corp A Shares (China)	500	2,357
Electronic Equipment, Instruments & Components - 0.5%
BOE Technology Group Co Ltd A Shares (China)	81,000	46,320
Technology Hardware, Storage & Peripherals - 1.8%
Xiaomi Corp B Shares (b)(c)(d)	28,800	182,095
TOTAL INFORMATION TECHNOLOGY		230,772

Materials - 0.6%
Metals & Mining - 0.6%
China Hongqiao Group Ltd	28,000	57,573
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
KE Holdings Inc ADR	2,023	40,641
Utilities - 0.6%
Water Utilities - 0.6%
Guangdong Investment Ltd	84,000	61,747
TOTAL CHINA		3,282,782
EGYPT - 0.0%
Financials - 0.0%
Banks - 0.0%
Commercial International Bank - Egypt (CIB)	2,174	3,544
GREECE - 0.4%
Financials - 0.4%
Banks - 0.4%
Eurobank Ergasias Services and Holdings SA	15,597	41,606
HUNGARY - 1.6%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
MOL Hungarian Oil & Gas PLC Class A	8,923	70,188
Financials - 0.9%
Banks - 0.9%
OTP Bank Nyrt	1,343	90,136
TOTAL HUNGARY		160,324
INDIA - 14.7%
Consumer Discretionary - 1.2%
Automobiles - 1.2%
Mahindra & Mahindra Ltd GDR (c)	3,840	119,040
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Reliance Industries Ltd GDR (d)	278	16,318
Financials - 8.1%
Banks - 8.1%
Axis Bank Ltd GDR (c)	1,963	124,062
HDFC Bank Ltd/Gandhinagar ADR	4,174	277,321
ICICI Bank Ltd ADR	8,458	266,596
State Bank of India GDR (c)	1,579	140,215
		808,194
Health Care - 1.3%
Pharmaceuticals - 1.3%
Dr Reddy's Laboratories Ltd ADR	10,158	133,984
Industrials - 0.4%
Construction & Engineering - 0.4%
Larsen & Toubro Ltd GDR (c)	1,086	43,657
Information Technology - 3.5%
IT Services - 3.5%
Infosys Ltd ADR	11,322	206,627
Wipro Ltd ADR	47,684	145,913
		352,540
TOTAL INDIA		1,473,733
INDONESIA - 0.8%
Consumer Staples - 0.6%
Food Products - 0.6%
Indofood Sukses Makmur Tbk PT	138,100	59,210
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
United Tractors Tbk PT	15,100	21,473
TOTAL INDONESIA		80,683
KOREA (SOUTH) - 10.2%
Communication Services - 1.0%
Interactive Media & Services - 0.4%
NAVER Corp	330	42,763
Wireless Telecommunication Services - 0.6%
SK Telecom Co Ltd	1,428	53,771
TOTAL COMMUNICATION SERVICES		96,534

Consumer Discretionary - 2.1%
Automobile Components - 1.4%
Hankook Tire & Technology Co Ltd	2,508	67,128
Hyundai Mobis Co Ltd	425	75,114
		142,242
Automobiles - 0.7%
Kia Corp	1,163	72,829
TOTAL CONSUMER DISCRETIONARY		215,071

Financials - 0.9%
Capital Markets - 0.8%
Korea Investment Holdings Co Ltd	440	21,792
NH Investment & Securities Co Ltd	6,455	61,401
		83,193
Insurance - 0.1%
DB Insurance Co Ltd	36	2,163
Samsung Life Insurance Co Ltd	105	5,906
		8,069
TOTAL FINANCIALS		91,262

Industrials - 1.8%
Aerospace & Defense - 0.8%
Hanwha Aerospace Co Ltd	195	82,953
Machinery - 0.6%
HD Korea Shipbuilding & Offshore Engineering Co Ltd	442	60,276
Passenger Airlines - 0.4%
Korean Air Lines Co Ltd	2,740	39,596
TOTAL INDUSTRIALS		182,825

Information Technology - 3.7%
Semiconductors & Semiconductor Equipment - 1.6%
SK Hynix Inc	1,208	156,295
Technology Hardware, Storage & Peripherals - 2.1%
Samsung Electronics Co Ltd	5,259	206,233
TOTAL INFORMATION TECHNOLOGY		362,528

Utilities - 0.7%
Electric Utilities - 0.7%
Korea Electric Power Corp	4,870	71,534
TOTAL KOREA (SOUTH)		1,019,754
MALAYSIA - 1.2%
Financials - 1.1%
Banks - 1.1%
AMMB Holdings Bhd	20,600	25,996
Malayan Banking Bhd	34,700	79,136
		105,132
Materials - 0.1%
Chemicals - 0.1%
Petronas Chemicals Group Bhd	17,500	14,276
TOTAL MALAYSIA		119,408
MEXICO - 0.8%
Consumer Staples - 0.8%
Beverages - 0.8%
Arca Continental SAB de CV	7,500	78,421
PHILIPPINES - 0.9%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Jollibee Foods Corp	4,100	17,183
Industrials - 0.7%
Transportation Infrastructure - 0.7%
International Container Terminal Services Inc	11,210	69,491
TOTAL PHILIPPINES		86,674
POLAND - 1.2%
Financials - 1.2%
Banks - 0.3%
Bank Polska Kasa Opieki SA	681	30,912
Insurance - 0.9%
Powszechny Zaklad Ubezpieczen SA	6,202	89,678
TOTAL POLAND		120,590
QATAR - 0.2%
Financials - 0.2%
Banks - 0.2%
Qatar Islamic Bank QPSC	3,823	21,597
SAUDI ARABIA - 2.3%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Jarir Marketing Co	1,299	4,495
Energy - 0.2%
Energy Equipment & Services - 0.1%
Ades Holding Co	3,068	13,348
Oil, Gas & Consumable Fuels - 0.1%
Saudi Arabian Oil Co (c)(d)	829	5,912
TOTAL ENERGY		19,260

Financials - 1.8%
Banks - 1.6%
Al Rajhi Bank	3,966	107,844
Saudi Awwal Bank	683	6,828
Saudi National Bank/The	5,090	48,646
		163,318
Capital Markets - 0.2%
Saudi Tadawul Group Holding Co	350	19,034
TOTAL FINANCIALS		182,352

Health Care - 0.3%
Health Care Providers & Services - 0.3%
Dr Sulaiman Al Habib Medical Services Group Co	371	27,555
Materials - 0.0%
Metals & Mining - 0.0%
Saudi Arabian Mining Co (b)	12	148
TOTAL SAUDI ARABIA		233,810
SOUTH AFRICA - 2.7%
Consumer Discretionary - 0.5%
Specialty Retail - 0.5%
Pepkor Holdings Ltd (c)(d)	35,169	48,970
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Bid Corp Ltd	185	4,434
Financials - 0.4%
Banks - 0.4%
Absa Group Ltd	4,491	43,352
Materials - 1.8%
Chemicals - 0.5%
Sasol Ltd	13,000	54,241
Metals & Mining - 1.3%
Gold Fields Ltd ADR	1,054	23,283
Harmony Gold Mining Co Ltd	6,912	100,462
		123,745
TOTAL MATERIALS		177,986

TOTAL SOUTH AFRICA		274,742
TAIWAN - 17.9%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Pou Chen Corp	28,000	29,718
Consumer Staples - 0.5%
Food Products - 0.5%
Uni-President Enterprises Corp	20,000	48,408
Financials - 1.8%
Banks - 0.8%
CTBC Financial Holding Co Ltd	66,000	78,286
Financial Services - 0.2%
Yuanta Financial Holding Co Ltd	17,000	17,097
Insurance - 0.8%
Cathay Financial Holding Co Ltd	10,000	18,401
Fubon Financial Holding Co Ltd	26,000	66,683
		85,084
TOTAL FINANCIALS		180,467

Industrials - 0.6%
Marine Transportation - 0.6%
Evergreen Marine Corp Taiwan Ltd	9,000	59,668
Passenger Airlines - 0.0%
China Airlines Ltd	4,000	2,706
TOTAL INDUSTRIALS		62,374

Information Technology - 14.7%
Communications Equipment - 0.2%
Accton Technology Corp	1,000	17,319
Electronic Equipment, Instruments & Components - 2.0%
Delta Electronics Inc	8,000	86,593
Hon Hai Precision Industry Co Ltd	27,000	118,524
		205,117
Semiconductors & Semiconductor Equipment - 11.8%
ASE Technology Holding Co Ltd	16,000	68,793
MediaTek Inc	3,000	125,380
Realtek Semiconductor Corp	5,000	78,625
Taiwan Semiconductor Manufacturing Co Ltd	33,000	902,914
		1,175,712
Technology Hardware, Storage & Peripherals - 0.7%
Asustek Computer Inc	2,000	36,622
Compal Electronics Inc	36,000	34,475
		71,097
TOTAL INFORMATION TECHNOLOGY		1,469,245

TOTAL TAIWAN		1,790,212
THAILAND - 1.3%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
True Corp PCL depository receipt (b)	45,000	15,501
Wireless Telecommunication Services - 0.0%
Advanced Info Service PCL depository receipt	300	2,429
TOTAL COMMUNICATION SERVICES		17,930

Consumer Staples - 0.7%
Food Products - 0.7%
Charoen Pokphand Foods PCL depository receipt	97,800	68,531
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
PTT PCL depository receipt	20,300	19,126
Financials - 0.2%
Banks - 0.2%
Krung Thai Bank PCL depository receipt	33,100	23,486
TOTAL THAILAND		129,073
TURKEY - 0.6%
Financials - 0.4%
Banks - 0.4%
Turkiye Is Bankasi AS Class C	102,815	33,218
Industrials - 0.2%
Passenger Airlines - 0.2%
Turk Hava Yollari AO (b)	2,774	22,734
TOTAL TURKEY		55,952
UNITED ARAB EMIRATES - 2.4%
Energy - 0.6%
Energy Equipment & Services - 0.6%
ADNOC Drilling Co PJSC	44,407	62,143
Real Estate - 1.8%
Real Estate Management & Development - 1.8%
Aldar Properties PJSC	32,000	73,357
Emaar Properties PJSC	27,961	101,628
		174,985
TOTAL UNITED ARAB EMIRATES		237,128
UNITED STATES - 0.8%
Consumer Staples - 0.8%
Food Products - 0.8%
JBS S/A	11,600	83,568
TOTAL COMMON STOCKS (Cost $9,770,935)		9,893,970

U.S. Treasury Obligations - 0.2%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/10/2025 (Cost $19,978)	4.25	20,000	19,978

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $84,563)	4.32	84,546	84,563

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $9,875,476)	9,998,511
NET OTHER ASSETS (LIABILITIES) - 0.3%	30,149
NET ASSETS - 100.0%	10,028,660

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	1	Jun 2025	55,540	(162)	(162)

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,115,883 or 11.1% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $705,227 or 7.0% of net assets.

(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	8,925,313	8,840,750	2,802	-	-	84,563	84,546	0.0%
Total	-	8,925,313	8,840,750	2,802	-	-	84,563

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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